Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income					$ 383,150	$ 154,572
Income and Franchise Tax					(238,501)	(93,535)
Net Earnings					144,649	61,037
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted					10,000,000	10,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock					0.01	0.01
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	$ (3,569,534)	$ (3,432,059)	$ 1,928,537	$ (2,003,200)	(6,480,701)	596.380
Redeemable Net Earnings					(144,649)	(61,037)
Non-Redeemable Net Loss	(3,569,534)	(3,432,059)	1,928,537	(2,003,200)	(6,625,350)	(535,343)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000
Loss/Basic and Diluted Non-Redeemable Class B Common Stock (in Dollars per share)	$ (1.43)	$ (1.37)	$ 0.77	$ (0.80)	$ (2.65)	$ (0.26)